UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA Wellington Capital
Appreciation
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$87	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 41.76% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 1)	41.76%	16.98%	15.43%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H779 (02/25)

SunAmerica Series Trust
SA Wellington Capital
Appreciation
Class 2
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$105	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 41.56% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 2)	41.56%	16.81%	15.26%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H761 (02/25)

SunAmerica Series Trust
SA Wellington Capital
Appreciation
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$117	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 41.41% for the year ended December 31, 2024, compared to 23.81% for the Russell 3000® Index (a broad-based securities market index) and 32.46% for the Russell 3000® Growth Index (the "Performance Index"). Over the period, U.S. equities outperformed international developed and emerging markets equities.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | communication services; consumer staples
Security selection in the following sectors  | information technology; consumer discretionary; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Spotify Technology SA; Microsoft Corp.; ARM Holdings PLC ADR
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | information technology; health care; consumer discretionary
Security selection in the following sectors  | consumer staples; real estate
Position weightings  | Exact Sciences Corp.; Dexcom, Inc.; Pinterest, Inc., Class A; Align Technology, Inc.; Tesla, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Capital Appreciation Portfolio (Class 3)	41.41%	16.69%	15.14%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 3000® Growth Index	32.46%	18.25%	16.22%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,328M
Total number of portfolio holdings	54
Total net advisory fee paid	$15.1M
Portfolio turnover rate during the reporting period	114%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	25.7%
Semiconductors	20.0%
Computers	14.1%
Software	8.3%
Healthcare-Products	5.0%
Pharmaceuticals	4.3%
Diversified Financial Services	3.2%
Telecommunications	2.6%
Entertainment	2.5%
Media	2.2%
Leisure Time	1.9%
Machinery-Construction & Mining	1.6%
Apparel	1.5%
Private Equity	1.3%
Auto Manufacturers	1.2%
Portfolio Composition
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H753 (02/25)

SunAmerica Series Trust
SA Wellington Government
and Quality Bond
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 1)*	$57	0.57%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.08% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 1)	1.08%	(0.68)%	0.87%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H746 (02/25)

SunAmerica Series Trust
SA Wellington Government
and Quality Bond
Class 2
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 2)*	$72	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 0.92% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 2)	0.92%	(0.83)%	0.72%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H738 (02/25)

SunAmerica Series Trust
SA Wellington Government
and Quality Bond
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 3)*	$82	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 0.90% for the year ended December 31, 2024, compared to 1.25% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.05% for the Bloomberg U.S. Aggregate A or Better Index (the "Performance Index"). Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | asset-backed securities; non-agency residential mortgage-backed securities
Security selection in the following sectors  | investment grade credit; asset-backed securities; agency mortgage-backed securities
In aggregate  | investment grade credit; asset-backed securities; agency mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | investment grade credit; commercial mortgage-backed securities
Security selection in the following sectors  | commercial mortgage-backed securities
In aggregate  | commercial mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Government and Quality Bond Portfolio (Class 3)	0.90%	(0.92)%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg U.S. Aggregate A or Better Index	1.05%	(0.48)%	1.12%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,138M
Total number of portfolio holdings	662
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	90%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	73.4%
Banks	4.5%
Collateralized Mortgage Obligations	3.5%
Insurance	3.3%
Auto Loan Receivables	2.8%
Other Asset Backed Securities	2.7%
Municipal Securities	1.9%
Electric	1.6%
REITS	1.4%
Healthcare-Services	1.3%
Diversified Financial Services	1.1%
Repurchase Agreements	1.1%
Pipelines	0.6%
Mining	0.6%
Semiconductors	0.4%
Portfolio Composition
 (% of net assets)
Credit Quality *
(% of total debt issues)
* Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
There were no material fund changes during the period.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H720 (02/25)

SunAmerica Series Trust
SA Wellington Strategic
Multi-Asset
Class 1
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$86	0.81%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.05% for the year ended December 31, 2024, compared to 17.49% for the MSCI ACWI Index (net) (a broad-based securities market index) and 12.04% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities outperformed international developed and emerging markets equities. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer staples; real estate; information technology. Security selection in the following sectors: consumer discretionary; information technology. Exposure to the following countries: United States; Japan; France
For the fixed income segment of the fund  | Allocations in the following strategies: credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; financials. Exposure to the following countries: Germany; India; Ireland
For the fixed income segment of the fund  | Allocations in the following strategies: currency; yield curve
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Wellington Strategic Multi-Asset Portfolio (Class 1)	13.05%	6.56%	6.13%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	12.04%	6.62%	6.73%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$167M
Total number of portfolio holdings	539
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	14.7%
U.S. Government & Agency Obligations	12.5%
Internet	9.5%
Semiconductors	7.0%
Short-Term Investments	5.8%
Software	5.7%
Banks	4.3%
Diversified Financial Services	3.5%
Pharmaceuticals	3.2%
Computers	2.6%
Cosmetics/Personal Care	2.1%
Commercial Services	1.8%
Oil & Gas	1.7%
Healthcare-Products	1.6%
Telecommunications	1.6%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H712 (02/25)

SunAmerica Series Trust
SA Wellington Strategic
Multi-Asset
Class 3
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Portfolio that occurred during the reporting period.
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$113	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.67% for the year ended December 31, 2024, compared to 17.49% for the MSCI ACWI Index (net) (a broad-based securities market index) and 12.04% for the Blended Index (the "Performance Index") comprised of 65% MSCI ACWI Index (net); 35% FTSE World Government Bond Index (U.S. $ Hedged). Over the period, U.S. equities outperformed international developed and emerging markets equities. Most fixed income sectors generated positive total returns during the trailing twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. Most spread sectors produced positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies, with higher-yielding and emerging market sectors leading the outperformance.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer staples; real estate; information technology. Security selection in the following sectors: consumer discretionary; information technology. Exposure to the following countries: United States; Japan; France
For the fixed income segment of the fund  | Allocations in the following strategies: credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: financials; energy. Security selection in the following sectors: industrials; financials. Exposure to the following countries: Germany; India; Ireland
For the fixed income segment of the fund  | Allocations in the following strategies: currency; yield curve
Fund Performance
The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Wellington Strategic Multi-Asset Portfolio (Class 3)	12.67%	6.28%	6.67%
MSCI ACWI Index (net)	17.49%	10.06%	10.70%
65% MSCI ACWI Index (net); 35% FTSE WGBI (U.S.$ Hedged)	12.04%	6.62%	7.44%
The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Visit corebridgefinancial.com/annuities for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. The Portfolio's returns reflect investment management fees and other Portfolio expenses. Charges imposed by the Variable Contracts that invest in the Portfolio are not included in the Portfolio's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$167M
Total number of portfolio holdings	539
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	48%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	14.7%
U.S. Government & Agency Obligations	12.5%
Internet	9.5%
Semiconductors	7.0%
Short-Term Investments	5.8%
Software	5.7%
Banks	4.3%
Diversified Financial Services	3.5%
Pharmaceuticals	3.2%
Computers	2.6%
Cosmetics/Personal Care	2.1%
Commercial Services	1.8%
Oil & Gas	1.7%
Healthcare-Products	1.6%
Telecommunications	1.6%
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  The Portfolio’s net expense ratio decreased from 0.85% and 1.10% for Class 1 and Class 3, respectively, for the year ended December 31, 2023, to 0.81% and 1.06% for the current year. The decrease was due to a decrease of 0.05% to the contractual expense limitation that became effective on November 1, 2023. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at corebridgefinancial.com/getprospectus.
86704H696 (02/25)

(b) Not applicable.

Item 2. Code of Ethics.

Sunamerica Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended December 31, 2024.  During the fiscal year ended December 31, 2024, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” for purposes of Item3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2024	2023
(a) Audit Fees	$156,362	$150,497
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$43,621	$26,330
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2024	2023
(b) Audit-Related Fees	$103,488	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$786,000	$394,966

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the preapproval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter .

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2024 and 2023 were $933,109 and $741,296 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SUNAMERICA SERIES TRUST

Annual Financial Statements and Other Information
December 31, 2024

SUNAMERICA SERIES TRUST
Annual Financial Statements and Other Information December 31, 2024

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 101.5%
Airlines — 0.6%
Delta Air Lines, Inc.	215,043	$ 13,010,102
Apparel — 1.5%
On Holding AG, Class A†	653,581	35,796,631
Auto Manufacturers — 1.2%
Tesla, Inc.†	70,252	28,370,568
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.†	43,489	17,513,020
Computers — 14.1%
Apple, Inc.	1,314,814	329,255,722
Diversified Financial Services — 3.2%
Evercore, Inc., Class A	93,844	26,012,619
Tradeweb Markets, Inc., Class A	365,573	47,860,817
		73,873,436
Electronics — 1.0%
Flex, Ltd.†	573,880	22,031,253
Engineering & Construction — 0.8%
Fluor Corp.†	377,735	18,629,890
Entertainment — 2.5%
DraftKings, Inc., Class A†	859,564	31,975,781
Live Nation Entertainment, Inc.†	204,827	26,525,096
		58,500,877
Healthcare-Products — 5.0%
Boston Scientific Corp.†	290,811	25,975,239
Exact Sciences Corp.†	464,412	26,095,310
Intuitive Surgical, Inc.†	51,920	27,100,163
Natera, Inc.†	231,565	36,656,739
		115,827,451
Internet — 25.7%
Alphabet, Inc., Class A	660,947	125,117,267
Amazon.com, Inc.†	581,419	127,557,514
GoDaddy, Inc., Class A†	127,585	25,181,451
Meta Platforms, Inc., Class A	192,727	112,843,586
Netflix, Inc.†	82,611	73,632,837
Pinterest, Inc., Class A†	945,792	27,427,968
Shopify, Inc., Class A†	212,103	22,552,912
Spotify Technology SA†	111,339	49,810,842
Uber Technologies, Inc.†	229,834	13,863,587
Zillow Group, Inc., Class C†	281,856	20,871,437
		598,859,401
Leisure Time — 1.9%
Royal Caribbean Cruises, Ltd.	104,658	24,143,554
Viking Holdings, Ltd.†	442,107	19,479,234
		43,622,788
Machinery-Construction & Mining — 1.6%
GE Vernova, Inc.	53,077	17,458,618
Vertiv Holdings Co., Class A	176,233	20,021,831
		37,480,449
Media — 2.2%
Liberty Media Corp.-Liberty Formula One, Class C†	562,506	52,121,806
Mining — 0.2%
Cameco Corp.	101,101	5,195,580
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.3%
BellRing Brands, Inc.†	236,983	$ 17,854,299
Eli Lilly & Co.	107,355	82,878,060
		100,732,359
Pipelines — 0.9%
Targa Resources Corp.	119,053	21,250,961
Private Equity — 1.3%
KKR & Co., Inc.	202,181	29,904,592
REITS — 1.0%
AvalonBay Communities, Inc.	54,569	12,003,543
Welltower, Inc.	87,251	10,996,243
		22,999,786
Retail — 0.8%
Dick's Sporting Goods, Inc.	82,840	18,957,106
Semiconductors — 20.0%
ARM Holdings PLC ADR†	140,120	17,285,203
Broadcom, Inc.	610,891	141,628,970
Marvell Technology, Inc.	290,456	32,080,865
NVIDIA Corp.	2,042,224	274,250,261
		465,245,299
Software — 8.3%
AppLovin Corp., Class A†	35,688	11,556,845
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	208,451	87,862,096
Salesforce, Inc.	99,535	33,277,537
ServiceNow, Inc.†	56,659	60,065,339
		192,761,906
Telecommunications — 2.6%
Arista Networks, Inc.†	541,835	59,889,023
Total Common Stocks (cost $1,644,753,781)		2,361,830,006
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Russell 1000 Growth ETF (cost $18,679,690)	46,214	18,558,618
Total Long-Term Investment Securities (cost $1,663,433,471)		2,380,388,624
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$4,710,000	4,710,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,080,000	4,080,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,080,000	4,080,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,690,000	4,690,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$4,690,000	$ 4,690,000
Total Repurchase Agreements (cost $22,250,000)		22,250,000
TOTAL INVESTMENTS (cost $1,685,683,471)(4)	103.2%	2,402,638,624
Other assets less liabilities	(3.2)	(74,959,945)
NET ASSETS	100.0%	$2,327,678,679
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$192,761,817	$—	$89	$192,761,906
Other Industries	2,169,068,100	—	—	2,169,068,100
Unaffiliated Investment Companies	18,558,618	—	—	18,558,618
Repurchase Agreements	—	22,250,000	—	22,250,000
Total Investments at Value	$2,380,388,535	$22,250,000	$89	$2,402,638,624
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 16.1%
Aerospace/Defense — 0.0%
Lockheed Martin Corp.
5.20%, 02/15/2055	$ 515,000	$ 485,129
Banks — 4.5%
Bank of America Corp.
5.82%, 09/15/2029	1,017,000	1,042,111
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	2,575,000	2,563,188
4.63%, 09/11/2030	3,045,000	2,982,910
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	5,954,586
Credit Agricole SA
4.63%, 09/11/2028*	3,280,000	3,238,845
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	9,670,655
5.71%, 03/01/2030*	885,000	897,185
Lloyds Banking Group PLC
5.09%, 11/26/2028	2,260,000	2,262,508
Morgan Stanley
5.47%, 01/18/2035	2,280,000	2,267,263
Standard Chartered PLC
5.01%, 10/15/2030*	2,515,000	2,469,593
Swedbank AB
5.00%, 11/20/2029*	5,215,000	5,204,448
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,462,305
US Bancorp
7.50%, 06/01/2026	400,000	413,368
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,725,924
4.90%, 07/25/2033	2,845,000	2,747,602
6.30%, 10/23/2029	3,730,000	3,881,744
		50,784,235
Commercial Services — 0.3%
Georgetown University
4.32%, 04/01/2049	128,000	106,327
5.12%, 04/01/2053	825,000	769,344
University of Southern California
4.98%, 10/01/2053	2,155,000	2,013,469
		2,889,140
Diversified Financial Services — 1.1%
BlackRock Funding, Inc.
5.25%, 03/14/2054	1,165,000	1,100,533
5.35%, 01/08/2055	595,000	567,991
Capital One Financial Corp.
5.70%, 02/01/2030	965,000	978,224
5.88%, 07/26/2035	7,959,000	8,005,348
7.15%, 10/29/2027	1,205,000	1,250,452
		11,902,548
Electric — 1.6%
Ameren Missouri Securitization Funding I LLC
4.85%, 10/01/2041	1,490,000	1,457,706
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,166,410
Georgia Power Co.
5.25%, 03/15/2034	3,965,000	3,934,134
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	2,275,000	2,219,105
Security Description	Shares or Principal Amount	Value

Electric (continued)
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054	$ 655,000	$ 631,460
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/2049	995,000	864,621
5.10%, 06/01/2054	980,000	924,891
5.21%, 12/01/2049	1,185,000	1,134,857
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,004,795	877,723
1.94%, 05/15/2040	630,000	463,542
2.51%, 11/15/2043	365,000	243,966
Southern California Edison Co.
5.45%, 06/01/2031	1,265,000	1,285,378
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,473,888	3,360,069
		18,563,862
Healthcare-Services — 1.3%
Children's Hospital
2.93%, 07/15/2050	1,135,000	712,084
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,166,253
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,704,512
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	2,151,000	2,148,932
UnitedHealth Group, Inc.
5.75%, 07/15/2064	1,072,000	1,041,621
5.95%, 02/15/2041	743,000	761,453
		14,534,855
Insurance — 3.3%
Athene Global Funding
5.35%, 07/09/2027*	5,505,000	5,558,890
5.58%, 01/09/2029*	7,170,000	7,251,634
Brighthouse Financial Global Funding
5.65%, 06/10/2029*	4,245,000	4,280,790
CNO Global Funding
4.88%, 12/10/2027*	720,000	716,727
GA Global Funding Trust
5.20%, 12/09/2031*	3,460,000	3,373,945
New York Life Global Funding
5.00%, 01/09/2034*	7,745,000	7,654,420
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	3,530,000	3,537,563
Pricoa Global Funding I
4.65%, 08/27/2031*	3,075,000	2,988,358
RGA Global Funding
5.50%, 01/11/2031*	2,378,000	2,402,979
		37,765,306
Internet — 0.0%
Meta Platforms, Inc.
5.40%, 08/15/2054	500,000	484,183
Investment Companies — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/2031*	4,175,000	3,994,502
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,424,804

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.6%
Glencore Funding LLC
5.63%, 04/04/2034*	$ 6,590,000	$ 6,560,726
Oil & Gas — 0.3%
BP Capital Markets America, Inc.
5.23%, 11/17/2034	1,443,000	1,421,187
TotalEnergies Capital SA
5.28%, 09/10/2054	335,000	309,722
5.43%, 09/10/2064	585,000	542,558
5.49%, 04/05/2054	570,000	546,294
5.64%, 04/05/2064	1,025,000	979,732
		3,799,493
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.05%, 08/14/2054	655,000	606,730
Pipelines — 0.6%
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	3,290,000	3,247,414
6.10%, 08/23/2042*	4,025,000	3,924,287
		7,171,701
REITS — 1.4%
American Tower Trust #1
5.49%, 03/15/2053*	8,530,000	8,613,018
Prologis Targeted US Logistics Fund LP
5.25%, 01/15/2035*	4,611,000	4,528,438
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,457,622
1.88%, 07/15/2050*	810,000	784,847
2.84%, 01/15/2050*	1,030,000	1,028,943
		16,412,868
Semiconductors — 0.4%
Intel Corp.
5.60%, 02/21/2054	2,749,000	2,410,687
KLA Corp.
4.95%, 07/15/2052	2,410,000	2,190,347
		4,601,034
Transportation — 0.0%
CSX Corp.
4.90%, 03/15/2055	430,000	384,049
Total Corporate Bonds & Notes (cost $189,014,383)		183,365,165
ASSET BACKED SECURITIES — 5.5%
Auto Loan Receivables — 2.8%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	963,895	946,249
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	398,767	398,128
Series 2023-3, Class A2 6.40%, 03/20/2030*	3,360,484	3,423,884
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	801,117
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	695,200
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.27%, 11/20/2028	$ 6,945,000	$ 7,029,291
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	5,943,128
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	317,050	317,768
Wheels Fleet Lease Funding 1 LLC
Series 2024-2A, Class A1 4.87%, 06/21/2039*	2,530,000	2,533,269
Series 2023-2A, Class A 6.46%, 08/18/2038*	9,992,332	10,179,842
		32,267,876
Other Asset Backed Securities — 2.7%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	37,351	36,233
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	637,593	586,627
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,413,137
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,025,579
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,451,462	3,284,936
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,558,883	3,349,198
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	261,658	248,573
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	523,486	486,521
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,854,435
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	259,335	249,102
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,883,822
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	2,982,808	2,988,062
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	2,635,000	2,429,533
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,000,225

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	$ 340,679	$ 335,112
		30,171,095
Total Asset Backed Securities (cost $62,257,807)		62,438,971
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	84,070	82,381
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,461,569	1,255,494
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	702,404	637,656
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	342,475	323,209
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	37,398	37,210
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	421,868	409,524
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	136,788	134,537
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,099,818	3,591,051
		6,471,062
U.S. Government Agency — 2.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,157,633
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	385,172	371,746
Series 4142, Class PT 1.25%, 12/15/2027	310,079	299,033
Series 5170, Class DP 2.00%, 07/25/2050	3,826,236	3,263,920
Series 4654, Class KA 3.00%, 06/15/2045	1,863,330	1,770,538
Series 3967, Class ZP 4.00%, 09/15/2041	1,586,007	1,506,441
Series 4809, Class CZ 4.00%, 07/15/2048	1,395,088	1,285,035
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,586,823	5,299,924
Series 2019-3, Class MA 3.50%, 10/25/2058	749,260	711,271
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	276,501	265,790
Series 2012-103, Class HB 1.50%, 09/25/2027	821,448	795,156
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2020-27, Class HC 1.50%, 10/25/2049	$ 3,223,943	$ 2,475,650
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,410,074	1,236,054
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,609,533	3,180,708
Series 2019-6, Class GJ 3.00%, 02/25/2049	242,438	232,356
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,615,684	3,997,757
Series 2005-74, Class HA 7.50%, 09/16/2035	207	210
Series 2005-74, Class HB 7.50%, 09/16/2035	16,778	17,031
Series 2005-74, Class HC 7.50%, 09/16/2035	20,380	20,783
		32,887,036
Total Collateralized Mortgage Obligations (cost $43,364,533)		39,358,098
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.4%
U.S. Government — 41.8%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	369,094
1.88%, 02/15/2041	45,000	30,146
2.25%, 02/15/2052	1,427,100	865,165
2.38%, 05/15/2051	4,133,500	2,599,207
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,146,785
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,853,692
2.88%, 08/15/2045 to 05/15/2052	19,961,900	14,169,022
3.38%, 08/15/2042	12,974,000	10,709,416
3.63%, 02/15/2053 to 05/15/2053	10,504,500	8,537,174
3.88%, 02/15/2043 to 05/15/2043	21,378,000	18,838,822
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,589,261
4.13%, 08/15/2044 to 08/15/2053	7,087,500	6,334,458
4.25%, 02/15/2054 to 08/15/2054	10,929,200	9,977,602
4.38%, 08/15/2043	9,089,100	8,552,138
4.50%, 02/15/2044 to 11/15/2054	9,519,900	9,082,645
4.63%, 05/15/2044 to 05/15/2054	8,299,100	8,054,832
4.75%, 11/15/2043 to 11/15/2053	16,026,000	15,834,501
United States Treasury Notes
1.63%, 05/15/2031	15,000	12,655
2.88%, 04/30/2029	1,240,000	1,167,161
3.50%, 09/30/2029	7,257,500	6,983,121
3.63%, 05/31/2028 to 09/30/2031	16,415,800	15,904,770
3.75%, 08/31/2026 to 08/31/2031	27,546,000	27,036,984
3.88%, 11/30/2029 to 08/15/2034	10,576,200	10,086,170
4.00%, 01/15/2027 to 07/31/2030	33,554,200	33,097,549
4.13%, 10/31/2026 to 07/31/2031	63,245,800	62,720,867
4.25%, 01/31/2026 to 11/15/2034	44,077,100	43,728,503
4.38%, 12/15/2026 to 12/31/2029	36,358,200	36,384,576
4.50%, 03/31/2026 to 05/31/2029	19,149,500	19,233,232
4.63%, 02/28/2026 to 05/31/2031	34,884,800	35,199,361
4.63%, 06/30/2026(2)	21,194,000	21,307,497
4.88%, 05/31/2026 to 10/31/2028	29,039,900	29,397,501
		475,803,907
U.S. Government Agency — 31.6%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	38,144,992	30,192,892
2.50%, 10/01/2031 to 10/01/2051	26,453,542	22,186,892
3.00%, 11/01/2046 to 12/01/2046	14,524,144	12,622,846

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.00%, 09/01/2026 to 05/01/2049	$ 3,277,551	$ 3,069,026
4.50%, 01/01/2038 to 08/01/2052	8,135,722	7,744,020
5.00%, 08/01/2052 to 01/01/2053	13,482,766	13,051,848
5.50%, 02/01/2053 to 11/01/2053	19,400,742	19,175,090
6.00%, 12/01/2039 to 10/01/2053	7,719,327	7,761,832
6.50%, 11/01/2053	7,967,542	8,156,786
7.50%, 05/01/2027	102	103
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,621,049	3,706,066
2.00%, 04/01/2041 to 09/01/2051	35,105,714	27,799,961
2.50%, 03/01/2030 to 01/01/2052	28,137,121	23,468,509
3.00%, 05/01/2027 to 10/01/2051	10,913,010	9,484,694
3.12%, 05/01/2033	2,371,644	2,119,256
3.50%, 08/01/2043 to 07/01/2051	11,008,040	9,882,731
4.00%, 09/01/2026 to 10/01/2052	7,783,224	7,210,478
4.50%, 11/01/2026 to 11/01/2052	16,267,689	15,664,413
5.00%, 08/01/2052 to 10/01/2052	1,885,164	1,826,090
5.50%, 03/01/2038 to 09/01/2053	8,996,950	8,913,454
6.00%, 09/01/2053	11,236,666	11,319,449
6.50%, 02/01/2038 to 10/01/2039	41,676	43,402
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	14,552,797	11,660,183
2.00%, January 30 TBA	3,712,000	2,968,150
2.50%, 03/20/2051 to 12/20/2052	19,917,105	16,644,714
3.00%, 11/20/2049 to 07/20/2051	10,664,705	9,269,597
3.00%, January 30 TBA	8,483,000	7,355,026
3.50%, 01/20/2052 to 03/20/2052	15,062,048	13,480,759
4.00%, 02/15/2041 to 08/20/2052	9,482,107	8,753,495
4.50%, 05/15/2040 to 08/20/2052	15,374,890	14,574,614
5.00%, 07/15/2033 to 04/15/2041	676,533	673,937
5.50%, 10/15/2032 to 04/15/2036	383,109	388,558
6.00%, 06/15/2028 to 06/15/2041	1,982,870	2,049,694
6.50%, 02/15/2027 to 05/15/2032	230,339	235,148
7.00%, 11/15/2031 to 11/15/2033	36,831	37,934
8.00%, 10/15/2029 to 03/15/2031	37,053	37,524
Uniform Mtg. Backed Securities
5.00%, January 30 TBA	7,663,000	7,433,409
5.50%, January 15 TBA	13,217,000	13,303,208
6.00%, January 30 TBA	4,599,000	4,620,199
		358,885,987
Total U.S. Government & Agency Obligations (cost $876,488,256)		834,689,894
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Diversified Financial Services — 0.1%
OMERS Finance Trust
4.00%, 04/20/2028* (cost $1,805,041)	1,810,000	1,776,860
MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	80,236
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	131,398	144,744
City of New York, NY General Obligation Bonds
4.61%, 09/01/2037	4,225,000	4,006,087
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	1,314,753	1,284,421
Security Description	Shares or Principal Amount	Value

Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	$ 780,000	$ 598,546
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	355,000	329,770
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,785,000	1,870,367
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,049,987
5.37%, 05/01/2026	295,000	297,132
Maryland Economic Development Corp. Revenue Bonds
5.43%, 05/31/2056	600,000	576,426
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	45,000	45,600
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,384,000	1,476,701
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,276,912
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	4,352,941	4,291,522
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,065,000	1,076,623
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	2,016,020	2,020,250
5.17%, 04/01/2041	1,650,000	1,624,896
Total Municipal Securities (cost $23,609,445)		22,050,220
Total Long-Term Investment Securities (cost $1,196,539,465)		1,143,679,208
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	2,510,000	2,510,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,170,000	2,170,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,170,000	2,170,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,495,000	2,495,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	2,495,000	2,495,000
Total Repurchase Agreements (cost $11,840,000)		11,840,000
TOTAL INVESTMENTS (cost $1,208,379,465)(4)	101.6%	1,155,519,208
Other assets less liabilities	(1.6)	(17,905,914)
NET ASSETS	100.0%	$1,137,613,294
FORWARD SALES CONTRACTS — (2.7)%
U.S. Government Agencies — (2.7)%
Uniform Mtg. Backed Securities — (2.7%)
2.00%, January 30 TBA	(5,263,000)	(4,094,038)
4.00%, January 30 TBA	(9,017,000)	(8,244,950)

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. Government Agencies (continued)
Uniform Mtg. Backed Securities (continued)
4.50%, January 15 TBA	$ (8,763,000)	$ (8,570,631)
4.50%, January 30 TBA	(10,324,000)	(9,709,436)
Total Forward Sales Contracts (proceeds $(31,054,045))		$(30,619,055)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $172,039,496 representing 15.1% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at December 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	U.S. Treasury 2 Year Notes	March 2025	$6,363,570	$6,373,890	$10,320
26	Long	U.S. Treasury Ultra 10 Year Notes	March 2025	2,893,313	2,894,126	813
						$11,133
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$183,365,165	$—	$183,365,165
Asset Backed Securities	—	62,438,971	—	62,438,971
Collateralized Mortgage Obligations	—	39,358,098	—	39,358,098
U.S. Government & Agency Obligations	—	834,689,894	—	834,689,894
Foreign Government Obligations	—	1,776,860	—	1,776,860
Municipal Securities	—	22,050,220	—	22,050,220
Repurchase Agreements	—	11,840,000	—	11,840,000
Total Investments at Value	$—	$1,155,519,208	$—	$1,155,519,208
Other Financial Instruments:†
Futures Contracts	$11,133	$—	$—	$11,133
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$30,619,055	$—	$30,619,055
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.5%
Aerospace/Defense — 0.7%
BAE Systems PLC	76,718	$ 1,103,057
Apparel — 1.2%
adidas AG	5,615	1,378,869
Hermes International SCA	240	577,258
		1,956,127
Auto Manufacturers — 1.5%
Ferrari NV	1,232	528,579
Renault SA	21,343	1,040,188
Tesla, Inc.†	2,455	991,427
		2,560,194
Banks — 4.0%
Axis Bank, Ltd. GDR	19,831	1,233,488
Goldman Sachs Group, Inc.	2,345	1,342,794
Mitsubishi UFJ Financial Group, Inc.	123,400	1,447,162
Sumitomo Mitsui Trust Group, Inc.	40,800	957,708
Wells Fargo & Co.	24,798	1,741,811
		6,722,963
Chemicals — 0.7%
Linde PLC	2,908	1,215,334
Commercial Services — 1.8%
Booz Allen Hamilton Holding Corp.	4,878	627,799
RB Global, Inc.	14,047	1,267,841
S&P Global, Inc.	2,116	1,053,831
		2,949,471
Computers — 2.6%
Apple, Inc.	17,646	4,418,911
Cosmetics/Personal Care — 2.1%
Haleon PLC	299,007	1,412,709
Proya Cosmetics Co., Ltd., Class A	28,873	335,041
Unilever PLC	29,998	1,707,978
		3,455,728
Distribution/Wholesale — 0.7%
ITOCHU Corp.	22,800	1,122,254
Diversified Financial Services — 3.5%
Ares Management Corp., Class A	3,547	627,925
London Stock Exchange Group PLC	11,622	1,641,920
Nasdaq, Inc.	18,818	1,454,820
Visa, Inc., Class A	6,742	2,130,742
		5,855,407
Electric — 1.1%
PG&E Corp.	89,341	1,802,901
Engineering & Construction — 0.5%
Larsen & Toubro, Ltd. GDR	19,047	799,974
Entertainment — 0.5%
Live Nation Entertainment, Inc.†	6,764	875,938
Environmental Control — 0.4%
GFL Environmental, Inc.	15,754	701,683
Food — 0.8%
US Foods Holding Corp.†	20,092	1,355,406
Gas — 0.7%
Atmos Energy Corp.	8,258	1,150,092
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.6%
Boston Scientific Corp.†	16,005	$ 1,429,567
Danaher Corp.	5,082	1,166,573
		2,596,140
Healthcare-Services — 1.1%
UnitedHealth Group, Inc.	3,599	1,820,590
Home Furnishings — 1.0%
Sony Group Corp.	82,900	1,751,331
Household Products/Wares — 0.6%
Reckitt Benckiser Group PLC	17,144	1,037,286
Insurance — 0.6%
AIA Group, Ltd.	130,400	945,262
Internet — 9.5%
Alphabet, Inc., Class C	23,830	4,538,185
Amazon.com, Inc.†	20,562	4,511,097
DoorDash, Inc., Class A†	4,723	792,283
MercadoLibre, Inc.†	416	707,383
Meta Platforms, Inc., Class A	2,704	1,583,219
Shopify, Inc., Class A†	6,938	738,422
Tencent Holdings, Ltd.	32,200	1,728,854
Uber Technologies, Inc.†	21,302	1,284,937
		15,884,380
Lodging — 0.8%
Accor SA	28,563	1,391,771
Machinery-Diversified — 0.5%
Keyence Corp.	2,230	907,393
Mining — 1.3%
Anglo American PLC	51,213	1,515,644
Lundin Mining Corp.	76,592	659,114
		2,174,758
Miscellaneous Manufacturing — 0.7%
Siemens AG	5,912	1,154,507
Oil & Gas — 1.6%
ConocoPhillips	13,910	1,379,455
EOG Resources, Inc.	5,225	640,480
Reliance Industries, Ltd. GDR*	5,962	338,642
Reliance Industries, Ltd. GDR (LSE)*	5,355	304,164
		2,662,741
Oil & Gas Services — 0.6%
Saipem SpA†	387,888	1,009,698
Pharmaceuticals — 3.1%
AstraZeneca PLC	9,659	1,265,801
Eli Lilly & Co.	2,327	1,796,444
Galderma Group AG†	7,061	782,701
Merck & Co., Inc.	13,146	1,307,764
		5,152,710
Pipelines — 0.6%
Targa Resources Corp.	5,942	1,060,647
Private Equity — 0.4%
Partners Group Holding AG	525	712,615
REITS — 0.7%
American Tower Corp.	6,047	1,109,080

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 1.2%
Chipotle Mexican Grill, Inc.†	18,346	$ 1,106,264
Fast Retailing Co., Ltd.	2,901	979,927
		2,086,191
Semiconductors — 7.0%
ASML Holding NV	1,597	1,122,741
Broadcom, Inc.	8,862	2,054,566
Infineon Technologies AG	38,647	1,255,294
NVIDIA Corp.	36,825	4,945,229
Taiwan Semiconductor Manufacturing Co., Ltd.	69,598	2,282,111
		11,659,941
Software — 5.7%
Autodesk, Inc.†	3,008	889,075
Electronic Arts, Inc.	6,183	904,573
Microsoft Corp.	11,885	5,009,528
Roper Technologies, Inc.	1,865	969,520
ServiceNow, Inc.†	1,629	1,726,935
		9,499,631
Telecommunications — 1.3%
KT Corp. ADR	50,939	790,573
Motorola Solutions, Inc.	2,903	1,341,854
		2,132,427
Transportation — 0.8%
Canadian Pacific Kansas City, Ltd.	10,013	725,001
Old Dominion Freight Line, Inc.	3,511	619,341
		1,344,342
Total Common Stocks (cost $80,271,873)		106,138,881
CORPORATE BONDS & NOTES — 1.4%
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026	$ 130,000	129,496
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	124,427
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	24,711
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	94,969
State Street Corp.
5.27%, 08/03/2026	55,000	55,544
		429,147
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	50,364
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	24,980
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	45,000	45,274
Southern Co.
5.50%, 03/15/2029	80,000	81,622
		151,876
Environmental Control — 0.0%
Veralto Corp.
5.50%, 09/18/2026	80,000	80,923
Security Description		Shares or Principal Amount	Value

Healthcare-Services — 0.1%
Cigna Group
5.69%, 03/15/2026		$ 120,000	$ 120,037
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	14,511
5.25%, 02/15/2028		40,000	40,617
			175,165
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	125,922
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	24,597
			150,519
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,210
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	98,963
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	116,103
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	149,993
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	74,887
			224,880
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,705
Enbridge, Inc.
5.25%, 04/05/2027		85,000	86,012
ONEOK, Inc.
4.25%, 09/24/2027		200,000	197,096
			333,813
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	43,930
Retail — 0.0%
AutoZone, Inc.
6.25%, 11/01/2028		10,000	10,462
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026		60,000	60,014
Telecommunications — 0.3%
AT&T, Inc.
1.65%, 02/01/2028		80,000	72,747
Bell Telephone Co. of Canada or Bell Canada
3.35%, 03/12/2025	CAD	300,000	208,651
Cisco Systems, Inc.
4.80%, 02/26/2027		80,000	80,584
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	96,554
			458,536
Total Corporate Bonds & Notes (cost $2,468,554)			2,434,905

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.5%
U.S. Government — 12.5%
United States Treasury Bonds
1.38%, 11/15/2040		$ 573,000	$ 354,650
1.75%, 08/15/2041		1,733,000	1,122,175
2.00%, 08/15/2051		2,482,000	1,418,239
2.38%, 05/15/2051		687,000	431,996
3.00%, 02/15/2048		757,500	555,665
3.13%, 11/15/2041		371,000	298,539
3.50%, 02/15/2039		260,000	227,893
3.75%, 08/15/2041		348,000	306,129
4.50%, 02/15/2036		173,000	172,750
5.00%, 05/15/2037		271,000	280,752
United States Treasury Notes
0.38%, 01/31/2026		1,652,000	1,585,112
0.75%, 08/31/2026		641,000	605,328
1.25%, 08/15/2031		853,000	696,118
1.63%, 10/31/2026		1,028,000	981,044
2.38%, 05/15/2029		837,000	771,517
2.75%, 07/31/2027		360,000	346,706
3.63%, 03/31/2028		1,333,000	1,305,571
3.88%, 11/30/2027(1)		743,000	734,614
3.88%, 08/15/2033		2,071,000	1,971,011
4.13%, 11/15/2032		812,000	791,959
4.50%, 05/31/2029		1,883,000	1,891,998
4.88%, 10/31/2028		3,854,000	3,923,311
United States Treasury Notes TIPS
1.75%, 01/15/2034		162,247	155,543
Total U.S. Government & Agency Obligations (cost $22,392,007)			20,928,620
FOREIGN GOVERNMENT OBLIGATIONS — 14.7%
Regional(State/Province) — 0.2%
Province of Alberta
5.20%, 05/15/2034	AUD	145,000	90,263
Province of Manitoba
4.85%, 08/28/2034	AUD	100,000	60,574
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	218,000	91,695
			242,532
Sovereign — 14.5%
Commonwealth of Australia
1.75%, 11/21/2032	AUD	251,000	129,323
1.75%, 06/21/2051	AUD	890,000	296,294
1.75%, 06/21/2051	AUD	94,000	31,294
3.25%, 04/21/2029	AUD	263,000	158,630
4.75%, 06/21/2054	AUD	271,000	165,172
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	17,000	8,759
1.00%, 05/15/2038	EUR	783,000	670,072
2.30%, 02/15/2033	EUR	402,000	417,328
2.40%, 10/19/2028	EUR	782,000	819,597
2.60%, 05/15/2041	EUR	76,000	78,662
Government of Canada
0.50%, 12/01/2030	CAD	51,000	30,636
0.50%, 12/01/2030	CAD	69,000	41,449
1.75%, 12/01/2053	CAD	180,000	88,713
2.00%, 06/01/2032	CAD	494,000	317,972
3.25%, 09/01/2028	CAD	211,000	148,411
3.75%, 04/26/2028		225,000	220,750
4.00%, 06/01/2041	CAD	228,000	172,547
Government of France
1.75%, 05/25/2066*	EUR	30,000	18,868
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
2.50%, 09/24/2026*	EUR	482,000	$ 501,218
2.50%, 09/24/2027*	EUR	679,000	705,411
2.50%, 05/25/2043*	EUR	119,000	106,163
2.75%, 02/25/2029*	EUR	809,000	842,562
3.00%, 05/25/2033*	EUR	1,040,000	1,071,584
3.00%, 06/25/2049*	EUR	346,000	323,676
3.25%, 05/25/2055*	EUR	303,000	286,949
Government of France TIPS
0.60%, 07/25/2034*	EUR	1,095	1,073
Government of Japan
0.40%, 12/20/2049	JPY	139,550,000	597,614
0.40%, 03/20/2056	JPY	37,200,000	138,173
0.80%, 09/20/2047	JPY	88,350,000	438,547
1.00%, 03/20/2062	JPY	39,600,000	163,069
2.30%, 03/20/2040	JPY	224,850,000	1,568,541
Government of Malaysia
3.50%, 05/31/2027	MYR	192,000	42,930
3.52%, 04/20/2028	MYR	319,000	71,197
3.89%, 08/15/2029	MYR	172,000	38,862
4.46%, 03/31/2053	MYR	144,000	33,563
Government of New Zealand
2.75%, 04/15/2037	NZD	163,000	74,769
2.75%, 05/15/2051	NZD	106,000	39,210
4.25%, 05/15/2034	NZD	109,000	60,173
4.25%, 05/15/2034	NZD	29,000	16,009
4.25%, 05/15/2036	NZD	162,000	87,759
5.00%, 05/15/2054	NZD	382,000	209,882
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	56,354
Kingdom of Belgium
2.70%, 10/22/2029*	EUR	267,000	279,179
2.85%, 10/22/2034*	EUR	248,000	254,073
3.45%, 06/22/2043*	EUR	123,000	128,677
3.50%, 06/22/2055*	EUR	93,000	94,923
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	94,043
Kingdom of Norway
3.63%, 04/13/2034*	NOK	264,000	22,759
3.63%, 05/31/2039*	NOK	165,000	14,036
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	159,460
2.50%, 05/31/2027	EUR	119,000	123,732
2.80%, 05/31/2026	EUR	703,000	733,555
3.45%, 10/31/2034*	EUR	478,000	511,035
3.45%, 07/30/2043*	EUR	258,000	263,621
3.50%, 05/31/2029	EUR	782,000	843,050
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	294,000	213,956
Zero Coupon, 01/15/2052*	EUR	134,000	68,658
2.50%, 01/15/2030*	EUR	250,000	261,355
Republic of Austria
1.85%, 05/23/2049*	EUR	151,000	125,801
2.10%, 09/20/2117*	EUR	17,000	13,426
2.90%, 02/20/2033*	EUR	134,000	140,687
3.45%, 10/20/2030*	EUR	175,000	190,152
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	104,473
2.95%, 04/15/2055*	EUR	22,000	22,281
3.00%, 09/15/2034*	EUR	87,000	91,417
Republic of Hungary
7.00%, 10/24/2035	HUF	12,370,000	32,050
Republic of Ireland
0.20%, 10/18/2030	EUR	67,000	61,243

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
1.35%, 03/18/2031	EUR	111,000	$ 108,069
1.50%, 05/15/2050	EUR	59,000	45,767
Republic of Italy
2.15%, 03/01/2072*	EUR	72,000	47,345
3.10%, 08/28/2026	EUR	1,009,000	1,056,848
3.15%, 11/15/2031*	EUR	304,000	314,605
3.35%, 07/01/2029	EUR	894,000	947,241
4.15%, 10/01/2039*	EUR	928,000	996,066
4.30%, 10/01/2054*	EUR	145,000	153,825
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	24,353
5.00%, 10/25/2034	PLN	261,000	59,255
6.00%, 10/25/2033	PLN	223,000	54,651
Republic of Portugal
2.88%, 10/20/2034*	EUR	94,000	97,546
3.63%, 06/12/2054*	EUR	28,000	29,905
3.88%, 02/15/2030*	EUR	138,000	153,718
Republic of Singapore
1.88%, 10/01/2051	SGD	39,000	23,546
2.38%, 06/01/2025	SGD	28,000	20,450
State of Israel
1.30%, 04/30/2032	ILS	122,000	27,521
United Kingdom Gilt Treasury
3.25%, 01/31/2033	GBP	469,000	537,788
3.75%, 01/29/2038	GBP	692,000	780,545
4.00%, 10/22/2063	GBP	164,000	168,624
4.13%, 07/22/2029	GBP	598,000	741,457
4.38%, 07/31/2054	GBP	351,400	389,369
4.75%, 10/22/2043	GBP	287,000	346,329
United Kingdom Gilt Treasury TIPS
0.75%, 11/22/2033	GBP	117,534	144,180
United Mexican States
7.00%, 09/03/2026	MXN	4,418,400	202,707
7.50%, 06/03/2027	MXN	5,284,300	240,532
7.50%, 05/26/2033	MXN	2,077,900	84,196
7.75%, 11/23/2034	MXN	2,134,100	85,407
8.00%, 07/31/2053	MXN	4,546,100	164,768
8.00%, 07/31/2053	MXN	576,900	20,909
8.50%, 03/01/2029	MXN	1,963,400	89,073
			24,294,002
Total Foreign Government Obligations (cost $27,023,959)			24,536,534
Total Long-Term Investment Securities (cost $132,156,393)			154,038,940
SHORT-TERM INVESTMENTS — 5.8%
Commercial Paper — 0.5%
CenterPoint Energy Resources Corp.
4.70%, 01/08/2025		$ 300,000	299,703
Dominion Energy, Inc.
4.72%, 01/10/2025		300,000	299,627
Eversource Energy
4.73%, 01/22/2025		300,000	299,181
			898,511
Sovereign — 3.5%
Government of Canada
Zero Coupon, 01/30/2025	CAD	1,670,000	1,158,748
Zero Coupon, 02/27/2025	CAD	2,509,000	1,736,690
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of Japan
Zero Coupon, 02/25/2025	JPY	86,350,000	$ 548,658
Zero Coupon, 03/31/2025	JPY	367,050,000	2,331,479
			5,775,575
U.S. Government — 1.8%
United States Treasury Bills
4.38%, 01/30/2025		$ 892,000	889,065
4.40%, 01/30/2025		594,000	592,046
4.41%, 01/30/2025		894,000	891,059
4.44%, 01/30/2025		712,000	709,657
			3,081,827
Total Short-Term Investments (cost $9,877,650)			9,755,913
REPURCHASE AGREEMENTS — 1.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)		340,000	340,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		290,000	290,000
BNP Paribas SA Joint Repurchase Agreement(2)		290,000	290,000
Deutsche Bank AG Joint Repurchase Agreement(2)		330,000	330,000
RBS Securities, Inc. Joint Repurchase Agreement(2)		330,000	330,000
Total Repurchase Agreements (cost $1,580,000)			1,580,000
TOTAL INVESTMENTS (cost $143,614,043)(3)		98.9%	165,374,853
Other assets less liabilities		1.1	1,810,937
NET ASSETS		100.0%	$167,185,790
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At December 31, 2024, the aggregate value of these securities was $9,454,513 representing 5.7% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Euro-BTP	March 2025	$ 333,782	$ 333,813	$ 31
5	Long	Mini-10 Year JGB	March 2025	451,644	451,682	38
2	Long	U.S. Treasury 2 Year Notes	March 2025	411,188	411,219	31
7	Short	Australian 10 Year Bonds	March 2025	492,245	489,050	3,195
2	Short	Euro Buxl 30 Year Bonds	March 2025	291,737	274,873	16,864
5	Short	Euro-OAT	March 2025	650,820	639,119	11,701
3	Short	Long Gilt	March 2025	356,679	347,064	9,615
4	Short	U.S. Treasury 5 Year Notes	March 2025	425,576	425,219	357
10	Short	U.S. Treasury Ultra 10 Year Notes	March 2025	1,126,172	1,113,125	13,047
6	Short	U.S. Treasury Ultra Bonds	March 2025	740,616	713,437	27,179
						$82,058
						Unrealized (Depreciation)
3	Long	Australian 3 Year Bonds	March 2025	$ 197,816	$ 197,111	$ (705)
11	Long	Euro-BOBL	March 2025	1,359,542	1,342,937	(16,605)
1	Long	Euro-BUND	March 2025	138,939	138,224	(715)
5	Long	Euro-Schatz	March 2025	556,471	554,101	(2,370)
4	Long	U.S. Treasury 10 Year Notes	March 2025	440,188	435,001	(5,187)
2	Long	U.S. Treasury Long Bonds	March 2025	236,828	227,687	(9,141)
6	Short	Canada 10 Year Bonds	March 2025	507,037	511,781	(4,744)
						$(39,467)
		Net Unrealized Appreciation (Depreciation)				$42,591
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	85,000	USD	54,654	01/08/2025	$ 2,042	$ —
	BRL	35,000	USD	5,804	01/03/2025	139	—
	CAD	65,000	USD	46,160	01/08/2025	931	—
	CLP	210,000	USD	216	01/08/2025	4	—
	CNH	495,000	USD	68,290	01/08/2025	832	—
	COP	51,600,000	USD	11,837	01/08/2025	133	—
	COP	181,100,000	USD	40,816	02/04/2025	—	(109)
	EUR	31,000	USD	32,837	01/08/2025	719	—
	IDR	278,000,000	USD	17,415	01/08/2025	194	—
	JPY	6,800,000	USD	45,460	01/08/2025	2,238	—
	KRW	83,720,000	USD	58,896	01/08/2025	2,154	—
	USD	5,652	BRL	35,000	01/03/2025	13	—
	USD	103	CLP	100,000	01/08/2025	—	(2)
	USD	40,973	COP	181,100,000	01/08/2025	106	—
	USD	14,688	EUR	14,000	01/08/2025	—	(184)
	USD	17,536	IDR	278,000,000	01/08/2025	—	(314)
	USD	29,815	KRW	42,190,000	01/08/2025	—	(1,221)
	USD	45,724	NZD	78,000	01/08/2025	—	(2,083)
						9,505	(3,913)
Bank of Montreal	MXN	2,879,000	USD	141,081	01/08/2025	3,136	—
	USD	26,749	HUF	10,454,000	01/08/2025	—	(435)
	USD	807	NOK	9,000	01/08/2025	—	(17)
						3,136	(452)
Barclays Bank PLC	AUD	1,843,000	USD	1,195,909	01/08/2025	55,175	—
	CAD	1,683,000	USD	1,196,949	01/08/2025	25,872	—
	CAD	1,654,000	USD	1,200,729	01/30/2025	48,924	—
	CAD	2,509,000	USD	1,801,996	02/27/2025	52,955	—
	CNH	326,000	USD	44,821	01/08/2025	394	—
	CZK	350,000	USD	14,739	01/08/2025	351	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	DKK	628,000	USD	88,657	01/08/2025	$ 1,404	$ —
	EUR	380,000	USD	401,001	01/08/2025	7,299	—
	GBP	2,674,000	USD	3,360,967	01/08/2025	13,536	—
	HUF	26,299,000	USD	67,191	01/08/2025	995	—
	JPY	9,000,000	USD	59,206	01/07/2025	2,007	—
	JPY	27,600,000	USD	180,453	01/08/2025	5,021	—
	MXN	1,836,000	USD	90,553	01/08/2025	2,582	—
	NOK	80,000	USD	6,991	01/08/2025	—	(37)
	NZD	1,107,000	USD	647,869	01/08/2025	28,497	—
	PLN	50,000	USD	12,369	01/08/2025	265	—
	THB	2,760,000	USD	80,225	01/08/2025	—	(749)
	USD	508,813	AUD	788,000	01/08/2025	—	(21,077)
	USD	92,111	CAD	131,000	01/08/2025	—	(957)
	USD	89,807	CHF	80,000	01/08/2025	—	(1,638)
	USD	58,366	CNH	423,000	01/08/2025	—	(720)
	USD	265,760	EUR	253,000	01/08/2025	—	(3,637)
	USD	263,086	GBP	209,000	01/08/2025	—	(1,451)
	USD	22,629	JPY	3,400,000	01/07/2025	—	(1,021)
	USD	219,716	JPY	33,750,000	01/08/2025	—	(5,194)
	USD	42,565	MXN	860,000	01/08/2025	—	(1,358)
	USD	62,061	NOK	700,000	01/08/2025	—	(568)
	USD	170,640	NZD	292,189	01/08/2025	—	(7,159)
	USD	29,112	THB	1,000,000	01/08/2025	226	—
	ZAR	20,000	USD	1,101	01/08/2025	42	—
						245,545	(45,566)
BNP Paribas SA	CAD	85,000	USD	60,001	01/08/2025	856	—
	CHF	124,000	USD	140,407	01/08/2025	3,745	—
	CNH	931,000	USD	128,440	01/08/2025	1,564	—
	EUR	82,000	USD	86,305	01/08/2025	1,348	—
	GBP	47,000	USD	59,275	01/08/2025	439	—
	HKD	655,000	USD	84,311	04/16/2025	—	(140)
	JPY	551,581,000	USD	3,609,492	01/07/2025	103,941	—
	MXN	240,000	USD	11,882	01/08/2025	382	—
	MYR	1,018,000	USD	228,520	01/08/2025	983	—
	NOK	170,000	USD	15,039	01/08/2025	106	—
	USD	32,292	AUD	50,000	01/08/2025	—	(1,344)
	USD	27,841	CHF	25,000	01/08/2025	—	(288)
	USD	14,702	EUR	14,000	01/08/2025	—	(197)
	USD	15,236	GBP	12,000	01/08/2025	—	(214)
	USD	291,120	JPY	44,499,000	01/07/2025	—	(8,309)
	USD	86,796	JPY	12,951,000	01/08/2025	—	(4,476)
	USD	42,534	MYR	189,000	01/08/2025	—	(290)
	USD	22,457	NOK	250,000	01/08/2025	—	(495)
	USD	40,979	NZD	70,000	01/08/2025	—	(1,814)
	USD	7,298	SEK	80,000	01/08/2025	—	(66)
						113,364	(17,633)
Canadian Imperial Bank of Commerce	USD	64,860	CNH	470,000	01/08/2025	—	(809)
Citibank, N.A.	AUD	75,000	USD	48,371	01/08/2025	1,949	—
	CAD	65,000	USD	45,778	01/08/2025	549	—
	CHF	85,000	USD	95,480	01/08/2025	1,800	—
	CNH	210,000	USD	29,581	06/20/2025	764	—
	CZK	860,000	USD	35,847	01/08/2025	493	—
	EUR	176,000	USD	185,294	01/08/2025	2,948	—
	GBP	47,000	USD	59,220	01/08/2025	383	—
	GBP	46,000	USD	57,648	02/04/2025	77	—
	HUF	4,700,000	USD	11,976	01/08/2025	146	—
	ILS	100,000	USD	27,399	01/08/2025	—	(110)
	JPY	9,200,000	USD	59,979	01/08/2025	1,502	—
	NOK	490,000	USD	44,392	01/08/2025	1,347	—
	SEK	240,000	USD	22,015	01/08/2025	318	—
	SGD	153,000	USD	113,804	01/08/2025	1,745	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	83,194	AUD	130,000	01/08/2025	$ —	$ (2,730)
	USD	79,497	CHF	70,000	01/08/2025	—	(2,349)
	USD	8,693	CNH	63,000	01/08/2025	—	(107)
	USD	11,643	CZK	280,000	01/08/2025	—	(133)
	USD	185,638	EUR	177,000	01/08/2025	—	(2,255)
	USD	164,143	GBP	131,000	01/08/2025	—	(151)
	USD	17,451	HUF	6,800,000	01/08/2025	—	(335)
	USD	7,298	JPY	1,100,000	01/07/2025	—	(307)
	USD	164,679	JPY	25,549,000	01/08/2025	—	(2,284)
	USD	17,555	MXN	360,000	01/08/2025	—	(306)
	USD	30,374	NOK	340,000	01/08/2025	—	(506)
	USD	52,733	NZD	90,000	01/08/2025	—	(2,378)
	USD	23,526	PLN	96,000	01/08/2025	—	(286)
	USD	67,857	SGD	91,000	01/08/2025	—	(1,208)
						14,021	(15,445)
Commonwealth Bank of Australia Sydney	USD	14,679	EUR	14,000	01/08/2025	—	(174)
Credit Agricole SA	CNH	601,000	USD	82,915	01/08/2025	1,011	—
	EUR	14,000	USD	14,751	01/08/2025	246	—
	GBP	24,000	USD	30,386	01/08/2025	342	—
	JPY	1,100,000	USD	7,396	01/08/2025	404	—
	USD	36,678	EUR	35,000	01/08/2025	—	(416)
	USD	29,127	EUR	28,000	02/04/2025	—	(86)
	USD	7,381	JPY	1,100,000	01/08/2025	—	(389)
						2,003	(891)
Deutsche Bank AG	EUR	4,909,000	USD	5,166,205	01/08/2025	80,191	—
	GBP	12,000	USD	15,318	01/08/2025	296	—
	MXN	19,142,000	USD	919,316	01/08/2025	2,143	—
	USD	16,164	AUD	25,000	01/08/2025	—	(690)
	USD	15,158	GBP	12,000	01/08/2025	—	(136)
	USD	7,335	JPY	1,100,000	01/07/2025	—	(344)
	USD	27,951	MXN	582,000	01/08/2025	—	(65)
						82,630	(1,235)
Goldman Sachs International	AUD	60,000	USD	37,896	01/08/2025	759	—
	BRL	35,000	USD	5,652	01/03/2025	—	(13)
	CHF	30,000	USD	33,841	01/08/2025	777	—
	CLP	17,700,000	USD	17,835	01/08/2025	38	—
	COP	183,000,000	USD	41,535	01/08/2025	26	—
	EUR	100,000	USD	104,769	01/08/2025	1,163	—
	GBP	53,000	USD	66,831	01/08/2025	484	—
	HUF	6,800,000	USD	17,190	01/08/2025	74	—
	JPY	2,300,000	USD	15,357	01/08/2025	738	—
	KRW	42,454,000	USD	30,038	01/08/2025	1,265	—
	NZD	50,000	USD	29,346	01/08/2025	1,371	—
	SEK	160,000	USD	14,526	01/08/2025	61	—
	USD	16,097	AUD	25,000	01/08/2025	—	(623)
	USD	6,005	BRL	35,000	01/03/2025	—	(340)
	USD	28,431	CHF	25,000	01/08/2025	—	(878)
	USD	44,915	CLP	44,000,000	01/08/2025	—	(674)
	USD	102,238	CNH	741,000	01/08/2025	—	(1,255)
	USD	30,196	CNH	210,000	06/20/2025	—	(1,379)
	USD	11,972	COP	53,500,000	01/08/2025	163	—
	USD	40,899	COP	181,100,000	02/04/2025	26	—
	USD	2,511	CZK	60,000	01/08/2025	—	(45)
	USD	169,661	EUR	163,000	01/08/2025	—	(783)
	USD	147,234	EUR	142,000	02/04/2025	44	—
	USD	73,867	GBP	59,000	02/04/2025	—	(25)
	USD	116,159	HKD	900,000	06/18/2025	—	(34)
	USD	7,236	HUF	2,824,000	01/08/2025	—	(127)
	USD	30,495	JPY	4,600,000	01/08/2025	—	(1,256)
	USD	102,508	KRW	143,230,000	01/08/2025	—	(5,434)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	24,320	MXN	490,000	01/08/2025	$ —	$ (842)
	USD	14,535	SEK	160,000	01/08/2025	—	(70)
						6,989	(13,778)
HSBC Bank PLC	JPY	6,900,000	USD	44,033	01/08/2025	175	—
	JPY	86,350,000	USD	558,892	02/25/2025	6,915	—
	MXN	2,695,000	USD	133,430	01/08/2025	4,301	—
	NZD	80,000	USD	46,314	01/08/2025	1,554	—
	PLN	55,000	USD	13,440	01/08/2025	125	—
	SEK	624,000	USD	56,991	01/08/2025	577	—
	USD	46,060	CAD	65,000	01/08/2025	—	(832)
	USD	90,666	GBP	72,000	01/08/2025	—	(533)
	USD	8,955	HUF	3,500,000	01/08/2025	—	(146)
	USD	392,046	JPY	59,201,000	01/08/2025	—	(15,752)
	USD	157,979	MXN	3,208,000	01/08/2025	—	(4,271)
	USD	15,866	PLN	64,000	01/08/2025	—	(372)
						13,647	(21,906)
JPMorgan Chase Bank, N.A.	AUD	280,000	USD	178,677	01/08/2025	5,369	—
	CHF	25,000	USD	27,782	02/04/2025	146	—
	CNH	467,000	USD	64,431	01/08/2025	789	—
	CNH	207,000	USD	29,294	05/22/2025	937	—
	CZK	510,000	USD	21,372	01/08/2025	407	—
	EUR	71,000	USD	74,879	01/08/2025	1,319	—
	HKD	655,000	USD	84,309	04/17/2025	—	(142)
	JPY	4,600,000	USD	29,505	02/04/2025	172	—
	MXN	410,000	USD	20,339	01/08/2025	694	—
	NOK	420,000	USD	37,558	01/08/2025	663	—
	NZD	80,000	USD	45,952	01/08/2025	1,191	—
	PLN	190,000	USD	46,275	01/08/2025	279	—
	SEK	980,000	USD	89,810	01/08/2025	1,211	—
	USD	54,135	AUD	85,000	01/08/2025	—	(1,524)
	USD	28,401	CAD	40,000	01/08/2025	—	(568)
	USD	29,684	CNH	207,000	05/22/2025	—	(1,326)
	USD	14,974	CZK	360,000	01/08/2025	—	(175)
	USD	29,518	EUR	28,000	01/08/2025	—	(508)
	USD	22,786	GBP	18,000	01/08/2025	—	(253)
	USD	8,952	HUF	3,500,000	01/08/2025	—	(142)
	USD	14,667	JPY	2,300,000	01/08/2025	—	(48)
	USD	23,531	MXN	480,000	01/08/2025	—	(532)
	USD	121,440	NZD	210,000	01/08/2025	—	(3,944)
	USD	31,641	PLN	130,000	01/08/2025	—	(170)
	USD	60,279	SEK	655,000	01/08/2025	—	(1,062)
						13,177	(10,394)
Morgan Stanley & Co. International PLC	CHF	15,000	USD	16,786	01/08/2025	255	—
	EUR	86,000	USD	90,049	01/08/2025	948	—
	HKD	1,110,000	USD	143,097	05/12/2025	—	(62)
	HUF	9,300,000	USD	23,797	01/08/2025	388	—
	MXN	420,000	USD	20,296	01/08/2025	172	—
	NOK	420,000	USD	37,967	01/08/2025	1,072	—
	NZD	65,000	USD	37,485	01/08/2025	1,117	—
	THB	410,000	USD	12,030	01/08/2025	1	—
	USD	26,777	CNH	194,000	01/08/2025	—	(339)
	USD	8,992	HUF	3,500,000	01/08/2025	—	(182)
	USD	29,976	JPY	4,700,000	01/07/2025	—	(105)
	USD	67,566	JPY	10,099,000	01/08/2025	—	(3,374)
	USD	15,402	NOK	170,000	01/08/2025	—	(468)
	USD	12,322	PLN	50,000	01/08/2025	—	(218)
	USD	60,108	THB	2,060,000	01/08/2025	329	—
						4,282	(4,748)
Royal Bank of Canada	AUD	155,000	USD	97,880	01/08/2025	1,942	—
	CAD	20,000	USD	14,040	01/08/2025	123	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CHF	145,000	USD	164,565	01/08/2025	$ 4,758	$ —
	CNH	896,000	USD	123,610	01/08/2025	1,505	—
	EUR	28,000	USD	29,414	01/08/2025	405	—
	GBP	36,000	USD	45,779	01/08/2025	712	—
	JPY	31,899,000	USD	204,216	01/07/2025	1,483	—
	JPY	17,300,000	USD	112,117	01/08/2025	2,154	—
	JPY	542,381,000	USD	3,471,016	02/04/2025	12,465	—
	NZD	180,000	USD	101,760	01/08/2025	1,049	—
	USD	31,819	AUD	50,000	01/08/2025	—	(871)
	USD	14,145	CAD	20,000	01/08/2025	—	(229)
	USD	95,989	CHF	85,000	01/08/2025	—	(2,309)
	USD	9,224	CZK	220,000	01/08/2025	—	(180)
	USD	73,331	EUR	70,000	01/08/2025	—	(807)
	USD	30,318	GBP	24,000	01/08/2025	—	(273)
	USD	3,473,454	JPY	544,581,000	01/07/2025	—	(12,391)
	USD	150,581	JPY	22,701,000	01/08/2025	—	(6,288)
	USD	174,702	JPY	27,299,000	02/04/2025	—	(627)
	USD	14,115	NZD	25,000	01/08/2025	—	(127)
	USD	14,807	PLN	60,000	01/08/2025	—	(282)
						26,596	(24,384)
Societe Generale	EUR	14,000	USD	14,573	01/08/2025	68	—
	JPY	6,900,000	USD	45,231	01/07/2025	1,378	—
	USD	27,693	CHF	25,000	02/04/2025	—	(56)
	USD	24,010	CNH	174,000	01/08/2025	—	(297)
	USD	29,213	EUR	28,000	01/08/2025	—	(203)
	USD	30,060	JPY	4,700,000	01/08/2025	—	(186)
						1,446	(742)
Standard Chartered Bank	HKD	900,000	USD	116,062	06/18/2025	—	(64)
	USD	16,694	CNH	121,000	01/08/2025	—	(205)
	USD	84,462	HKD	655,000	04/16/2025	—	(11)
	USD	84,463	HKD	655,000	04/17/2025	—	(12)
	USD	286,989	HKD	2,225,000	05/12/2025	—	(28)
						—	(320)
State Street Bank & Trust Company	AUD	35,000	USD	22,183	01/08/2025	519	—
	CAD	302,000	USD	214,371	01/08/2025	4,231	—
	CNY	1,071,000	USD	147,751	01/08/2025	—	(236)
	EUR	295,000	USD	311,481	01/08/2025	5,844	—
	EUR	8,000	USD	8,316	02/04/2025	18	—
	MXN	399,000	USD	19,556	01/08/2025	439	—
	NZD	40,000	USD	23,245	01/08/2025	865	—
	USD	32,098	AUD	50,000	01/08/2025	—	(1,150)
	USD	16,833	CHF	15,000	01/08/2025	—	(301)
	USD	10,529	EUR	10,000	01/08/2025	—	(168)
	USD	91,683	NZD	157,000	01/08/2025	—	(3,841)
	USD	1,101	ZAR	20,000	01/08/2025	—	(41)
						11,916	(5,737)
Toronto Dominion Bank	AUD	60,000	USD	38,774	01/08/2025	1,637	—
	CAD	55,000	USD	38,299	01/08/2025	28	—
	GBP	36,000	USD	45,693	01/08/2025	627	—
	JPY	6,900,000	USD	45,235	01/08/2025	1,377	—
	NZD	15,000	USD	8,790	01/08/2025	397	—
	USD	38,621	AUD	60,000	01/08/2025	—	(1,484)
	USD	21,165	CAD	30,000	01/08/2025	—	(291)
	USD	45,344	CHF	40,000	01/08/2025	—	(1,259)
	USD	180,813	EUR	172,000	01/08/2025	—	(2,610)
	USD	7,646	GBP	6,000	01/08/2025	—	(135)
	USD	7,163	NOK	80,000	01/08/2025	—	(135)
	USD	37,105	NZD	65,000	01/08/2025	—	(737)
						4,066	(6,651)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	CNH	107,000	USD	14,761	01/08/2025	$ 179	$ —
	CZK	283,000	USD	11,772	01/08/2025	138	—
	EUR	9,777,000	USD	10,278,385	01/08/2025	148,836	—
	GBP	86,000	USD	109,213	01/08/2025	1,555	—
	HKD	1,115,000	USD	143,754	05/12/2025	—	(49)
	JPY	367,050,000	USD	2,363,017	03/31/2025	7,412	—
	NOK	685,000	USD	61,626	01/08/2025	1,451	—
	PLN	733,000	USD	178,559	01/08/2025	1,110	—
	THB	920,000	USD	27,017	01/08/2025	26	—
	USD	16,014	AUD	25,000	01/08/2025	—	(541)
	USD	153,352	CNH	1,118,000	01/08/2025	—	(993)
	USD	9,189	CZK	220,000	01/08/2025	—	(145)
	USD	14,727	EUR	14,000	01/08/2025	—	(223)
	USD	15,051	GBP	12,000	01/08/2025	—	(29)
	USD	8,970	HUF	3,500,000	01/08/2025	—	(160)
	USD	154,698	MXN	3,125,000	01/08/2025	—	(4,966)
	USD	14,645	SEK	160,000	01/08/2025	—	(180)
						160,707	(7,286)
Westpac Banking Corp.	AUD	140,000	USD	89,732	01/08/2025	3,078	—
	EUR	149,000	USD	156,149	01/08/2025	1,777	—
	USD	16,217	AUD	25,000	01/08/2025	—	(743)
	USD	274,283	EUR	262,000	01/08/2025	—	(2,836)
	USD	60,507	NZD	103,000	01/08/2025	—	(2,878)
						4,855	(6,457)
Unrealized Appreciation (Depreciation)						$717,885	$(188,521)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — December 31, 2024 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$577,258	$1,378,869	$—	$1,956,127
Auto Manufacturers	2,031,615	528,579	—	2,560,194
Banks	4,318,093	2,404,870	—	6,722,963
Chemicals	—	1,215,334	—	1,215,334
Distribution/Wholesale	—	1,122,254	—	1,122,254
Home Furnishings	—	1,751,331	—	1,751,331
Machinery-Diversified	—	907,393	—	907,393
Miscellaneous Manufacturing	—	1,154,507	—	1,154,507
Oil & Gas Services	—	1,009,698	—	1,009,698
Pharmaceuticals	4,370,009	782,701	—	5,152,710
Private Equity	—	712,615	—	712,615
Retail	1,106,264	979,927	—	2,086,191
Semiconductors	10,404,647	1,255,294	—	11,659,941
Other Industries	68,127,623	—	—	68,127,623
Corporate Bonds & Notes	—	2,434,905	—	2,434,905
U.S. Government & Agency Obligations	—	20,928,620	—	20,928,620
Foreign Government Obligations	—	24,536,534	—	24,536,534
Short-Term Investments	—	9,755,913	—	9,755,913
Repurchase Agreements	—	1,580,000	—	1,580,000
Total Investments at Value	$90,935,509	$74,439,344	$—	$165,374,853
Other Financial Instruments:†
Futures Contracts	$82,058	$—	$—	$82,058
Forward Foreign Currency Contracts	—	717,885	—	717,885
Total Other Financial Instruments	$82,058	$717,885	$—	$799,943
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$39,467	$—	$—	$39,467
Forward Foreign Currency Contracts	—	188,521	—	188,521
Total Other Financial Instruments	$39,467	$188,521	$—	$227,988
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2024

	SA Wellington Capital Appreciation	SA Wellington Government and Quality Bond	SA Wellington Strategic Multi-Asset
ASSETS:
Investments at value (unaffiliated)*	$2,380,388,624	$1,143,679,208	$163,794,853
Repurchase agreements (cost approximates value)	22,250,000	11,840,000	1,580,000
Cash	5,307	18,505	1,575
Foreign cash*	22	5	863,006
Receivable for variation margin on futures contracts	—	243	—
Receivable for:
Fund shares sold	30,587	14,191,958	232,996
Dividends and interest	211,108	8,316,171	572,443
Investments sold	—	47,989,948	22,321
Prepaid expenses and other assets	3,164	—	141
Due from investment adviser for expense reimbursements/fee waivers	—	—	79,356
Unrealized appreciation on forward foreign currency contracts	—	—	717,885
Total assets	2,402,888,812	1,226,036,038	167,864,576
LIABILITIES:
Payable for:
Fund shares redeemed	73,166,469	334,630	84,832
Investments purchased	—	56,587,422	66,462
Investment advisory and management fees	1,455,923	523,762	144,259
Service fees—Class 2	6,921	1,686	—
Service fees—Class 3	342,065	110,362	33,345
Transfer agent fees	298	302	101
Trustees' fees and expenses	999	750	417
Other accrued expenses	237,458	244,775	160,759
Payable for variation margin on futures contracts	—	—	90
Forward sales contracts, at value*	—	30,619,055	—
Unrealized depreciation on forward foreign currency contracts	—	—	188,521
Total liabilities	75,210,133	88,422,744	678,786
Commitments and contingent liabilities (Note 5)
Net assets	$2,327,678,679	$1,137,613,294	$167,185,790
NET ASSETS REPRESENTED BY:
Paid in capital	$1,652,391,158	$1,353,506,362	$150,752,191
Total accumulated earnings (loss)	675,287,521	(215,893,068)	16,433,599
Net assets	$2,327,678,679	$1,137,613,294	$167,185,790
Class 1 (unlimited shares authorized):
Net assets	$759,982,692	$596,340,270	$12,510,730
Shares of beneficial interest issued and outstanding	16,757,702	46,526,260	1,332,876
Net asset value, offering and redemption price per share	$45.35	$12.82	$9.39
Class 2 (unlimited shares authorized):
Net assets	$52,230,508	$13,464,532	$—
Shares of beneficial interest issued and outstanding	1,335,800	1,045,330	—
Net asset value, offering and redemption price per share	$39.10	$12.88	$—
Class 3 (unlimited shares authorized):
Net assets	$1,515,465,479	$527,808,492	$154,675,060
Shares of beneficial interest issued and outstanding	43,126,526	41,248,677	16,630,529
Net asset value, offering and redemption price per share	$35.14	$12.80	$9.30
* Cost
Investments (unaffiliated)	$1,663,433,471	$1,196,539,465	$142,034,043
Foreign cash	$22	$5	$866,343
Proceeds from forward sales contracts	$—	$31,054,045	$—
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2024

	SA Wellington Capital Appreciation	SA Wellington Government and Quality Bond	SA Wellington Strategic Multi-Asset
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,213,710	$—	$1,402,623
Interest (unaffiliated)	1,144,680	53,511,881	2,076,901
Total investment income*	7,358,390	53,511,881	3,479,524
EXPENSES:
Investment advisory and management fees	15,115,987	6,550,962	1,667,956
Service Fees:
Class 2	75,207	20,371	—
Class 3	3,562,977	1,340,522	385,333
Transfer agent fees and expenses	3,813	3,619	1,207
Custodian and accounting fees	195,988	162,387	146,417
Reports to shareholders	68,577	49,359	13,897
Audit and tax fees	28,911	46,487	49,621
Legal fees	25,594	28,925	20,256
Trustees' fees and expenses	59,712	35,161	4,913
Interest expense	13,648	293	870
License fee	—	11,372	103,678
Other expenses	2,560	51,718	56,549
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	19,152,974	8,301,176	2,450,697
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	(713,306)
Fees paid indirectly (Note 2)	(19,042)	—	(145)
Net expenses	19,133,932	8,301,176	1,737,246
Net investment income (loss)	(11,775,542)	45,210,705	1,742,278
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	343,734,743	(10,558,531)	9,750,871
Futures contracts	—	37,942	127,842
Forward contracts	—	—	1,888,341
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(23,501)
Net realized gain (loss) on investments and foreign currencies	343,734,743	(10,520,589)	11,743,553
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	408,938,611	(22,228,861)	5,410,001
Futures contracts	—	(272,219)	132,815
Forward contracts	—	—	904,934
Forward sales contracts	—	434,990	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(148)	—	(29,867)
Net unrealized gain (loss) on investments and foreign currencies	408,938,463	(22,066,090)	6,417,883
Net realized and unrealized gain (loss) on investments and foreign currencies	752,673,206	(32,586,679)	18,161,436
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$740,897,664	$12,624,026	$19,903,714
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$67,174
** Net of foreign withholding taxes on capital gains of	$—	$—	$(154)
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Capital Appreciation		SA Wellington Government and Quality Bond		SA Wellington Strategic Multi-Asset
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(11,775,542)	$(9,598,036)	$45,210,705	$43,882,957	$1,742,278	$1,175,351
Net realized gain (loss) on investments and foreign currencies	343,734,743	(95,764,473)	(10,520,589)	(50,617,435)	11,743,553	(7,608,263)
Net unrealized gain (loss) on investments and foreign currencies	408,938,463	674,064,819	(22,066,090)	67,408,930	6,417,883	27,075,350
Net increase (decrease) in net assets resulting from operations	740,897,664	568,702,310	12,624,026	60,674,452	19,903,714	20,642,438
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	—	(24,643,460)	(16,012,271)	(160,608)	(181,569)
Distributable earnings — Class 2	—	—	(505,233)	(272,581)	—	—
Distributable earnings — Class 3	—	—	(19,402,397)	(10,376,948)	(1,639,123)	(1,831,145)
Total distributions to shareholders	—	—	(44,551,090)	(26,661,800)	(1,799,731)	(2,012,714)
CAPITAL SHARE TRANSACTIONS (Note 7)	(294,991,608)	(192,968,623)	(113,039,469)	(121,120,587)	(10,680,964)	1,373,753
TOTAL INCREASE (DECREASE) IN NET ASSETS	445,906,056	375,733,687	(144,966,533)	(87,107,935)	7,423,019	20,003,477
NET ASSETS:
Beginning of period	1,881,772,623	1,506,038,936	1,282,579,827	1,369,687,762	159,762,771	139,759,294
End of period	$2,327,678,679	$1,881,772,623	$1,137,613,294	$1,282,579,827	$167,185,790	$159,762,771
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust.  Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.'s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge's corporate and business activities.  Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
    The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by S&P Global (Ratings) or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).
    The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	40.99%	$4,710,000
SA Wellington Government and Quality Bond Portfolio	21.85	2,510,000
SA Wellington Strategic Multi-Asset Portfolio	2.96	340,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated December 31, 2024, bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000, a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	11/30/2028	$11,677,000	$11,731,946
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	40.80%	$4,080,000
SA Wellington Government and Quality Bond Portfolio	21.70	2,170,000
SA Wellington Strategic Multi-Asset Portfolio	2.90	290,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated December 31, 2024, bearing interest at a rate of 4.45% per annum, with a principal amount of $10,000,000, a repurchase price of $10,002,472, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	09/30/2026	$10,785,000	$10,199,084
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	40.80%	$4,080,000
SA Wellington Government and Quality Bond Portfolio	21.70	2,170,000
SA Wellington Strategic Multi-Asset Portfolio	2.90	290,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    BNP Paribas SA, dated December 31, 2024, bearing interest at a rate of 4.44% per annum, with a principal amount of $10,000,000, a repurchase price of $10,002,467, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.88%	05/15/2043	$13,356,900	$10,186,493
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	40.82%	$4,690,000
SA Wellington Government and Quality Bond Portfolio	21.71	2,495,000
SA Wellington Strategic Multi-Asset Portfolio	2.87	330,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated December 31, 2024, bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000, a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.75%	06/20/2030	$12,118,000	$11,739,621
    As of December 31, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	40.82%	$4,690,000
SA Wellington Government and Quality Bond Portfolio	21.71	2,495,000
SA Wellington Strategic Multi-Asset Portfolio	2.87	330,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated December 31, 2024, bearing interest at a rate of 4.44% per annum, with a principal amount of $11,490,000, a repurchase price of $11,492,834, and a maturity date of January 2, 2025. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2027	$12,360,000	$11,720,169
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios' financial statements.
    In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors.  ASU 2023-09 is effective for fiscal years beginning after December 15, 2024.  Early adoption of ASU 2023-09 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-09.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    In this reporting period, the Portfolios adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures.  Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of its operations.   An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.
    The Portfolios’ Adviser acts as the Portfolios’ CODM and has determined that the Portfolios have a single operating segment.  The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ Portfolio of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of December 31, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2024. For a detailed presentation of derivatives held as of December 31, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts	Options Purchased	Forward Foreign Currency Contracts(2)	Futures Contracts(1)	Swap Contracts	Options Written	Forward Foreign Currency Contracts(3)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$11,133	$—	$—	$—	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	82,058	—	—	—	39,467	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	717,885	—	—	—	188,521

(1)	Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(2)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$37,942	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	127,842	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	1,888,341
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(3)	Swap Contracts	Written Options	Purchased Options	Forward Foreign Currency Contracts(4)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(272,219)	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	132,815	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	904,934

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts
    The following table represents the average monthly balances of derivatives held during the year ended December 31, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$4,455,327	$—
SA Wellington Strategic Multi-Asset	13,553,783	113,663,488

(1)	Amounts represent notional amounts in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the year ended December 31, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2024. The repurchase agreements held by the Portfolios as of December 31, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets				Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)	Net Amount
Bank of America, N.A.	$9,505	$—	$—	$9,505	$3,913	$—	$—	$3,913	$5,592	$—	$5,592
Bank of Montreal	3,136	—	—	3,136	452	—	—	452	2,684	—	2,684
Barclays Bank PLC	245,545	—	—	245,545	45,566	—	—	45,566	199,979	—	199,979
BNP Paribas SA	113,364	—	—	113,364	17,633	—	—	17,633	95,731	—	95,731
Canadian Imperial Bank of Commerce	—	—	—	—	809	—	—	809	(809)	—	(809)
Citibank, N.A.	14,021	—	—	14,021	15,445	—	—	15,445	(1,424)	—	(1,424)
Commonwealth Bank of Australia Sydney	—	—	—	—	174	—	—	174	(174)	—	(174)
Credit Agricole SA	2,003	—	—	2,003	891	—	—	891	1,112	—	1,112
Deutsche Bank AG	82,630	—	—	82,630	1,235	—	—	1,235	81,395	—	81,395
Goldman Sachs International	6,989	—	—	6,989	13,778	—	—	13,778	(6,789)	—	(6,789)
HSBC Bank PLC	13,647	—	—	13,647	21,906	—	—	21,906	(8,259)	—	(8,259)
JPMorgan Chase Bank, N.A.	13,177	—	—	13,177	10,394	—	—	10,394	2,783	—	2,783
Morgan Stanley & Co. International PLC	4,282	—	—	4,282	4,748	—	—	4,748	(466)	—	(466)
Royal Bank of Canada	26,596	—	—	26,596	24,384	—	—	24,384	2,212	—	2,212
Societe Generale	1,446	—	—	1,446	742	—	—	742	704	—	704
Standard Chartered Bank	—	—	—	—	320	—	—	320	(320)	—	(320)
State Street Bank & Trust Company	11,916	—	—	11,916	5,737	—	—	5,737	6,179	—	6,179
Toronto Dominion Bank	4,066	—	—	4,066	6,651	—	—	6,651	(2,585)	—	(2,585)
UBS AG	160,707	—	—	160,707	7,286	—	—	7,286	153,421	—	153,421
Westpac Banking Corp.	4,855	—	—	4,855	6,457	—	—	6,457	(1,602)	—	(1,602)
Total	$717,885	$—	$—	$717,885	$188,521	$—	$—	$188,521	$529,364	$—	$529,364

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, straddle loss deferrals, amortization for premiums/discounts and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2024
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation**	$—	$(40,317,970)	$715,605,491	$—	$—
SA Wellington Government and Quality Bond	41,221,608	(200,935,921)	(55,308,353)	44,551,090	—
SA Wellington Strategic Multi-Asset**	2,636,334	(7,129,759)	21,083,348	1,799,731	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Portfolio's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
	Tax Distributions
	For the year ended December 31, 2023
Portfolio	Ordinary Income	Long-Term Capital Gains
SA Wellington Government and Quality Bond	$26,661,800	$—
SA Wellington Strategic Multi-Asset	2,012,714	—
    As of December 31, 2024, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Wellington Capital Appreciation*	$48,351,428	$4,932,691
SA Wellington Government and Quality Bond*	92,107,438	108,828,483
SA Wellington Strategic Multi-Asset*	6,325,289	1,026,157

*	The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the year ended December 31, 2024. Capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.
    The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended December 31, 2024.
Portfolio	Capital Loss Carryforward Utilized
SA Wellington Capital Appreciation	$323,801,026
SA Wellington Government and Quality Bond	3,578,653
SA Wellington Strategic Multi-Asset	9,851,676
    For the year ended December 31, 2024, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Portfolio	Accumulated Earnings(Loss)	Paid-In Capital
SA Wellington Capital Appreciation	$11,775,545	$(11,775,545)
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Wellington Capital Appreciation	$748,005,312	$(32,399,776)	$715,605,536	$1,687,033,088
SA Wellington Government and Quality Bond	4,649,627	(59,957,980)	(55,308,353)	1,211,262,551
SA Wellington Strategic Multi-Asset	27,771,313	(6,672,164)	21,099,149	144,279,112

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Government and Quality Bond	Wellington Management Company LLP	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million
    For the year ended December 31, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$583,785
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2026, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended December 31, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset	0.81%	1.06%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the year ended December 31, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$129,521
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At December 31, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2025	December 31, 2026
SA Wellington Strategic Multi-Asset	$412,189	$129,521
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended December 31, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended December 31, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended December 31, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Capital Appreciation	$2,425,004,941	$2,681,182,764	$—	$—
SA Wellington Government and Quality Bond	296,918,429	352,322,182	775,851,579	773,496,916
SA Wellington Strategic Multi-Asset	65,459,242	79,072,280	11,065,709	10,659,524
Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Wellington Capital Appreciation Portfolio				SA Wellington Government and Quality Bond Portfolio
	Year Ended 12/31/24		Year Ended 12/31/23		Year Ended 12/31/24		Year Ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,557,428	$62,227,385	547,382	$16,087,197	426,687	$5,608,841	3,552,134	$46,675,964
Reinvested dividends	—	—	—	—	1,889,836	24,643,460	1,300,753	16,012,271
Shares redeemed	(2,892,051)	(113,553,047)	(2,615,727)	(72,753,369)	(10,561,458)	(139,260,230)	(13,617,634)	(176,246,318)
Total	(1,334,623)	$(51,325,662)	(2,068,345)	$(56,666,172)	(8,244,935)	$(109,007,929)	(8,764,747)	$(113,558,083)
Class 2
Shares sold	4,918	$170,801	12,332	$297,762	137,727	$1,805,181	43,728	$576,246
Reinvested dividends	—	—	—	—	38,538	505,233	22,036	272,581
Shares redeemed	(297,118)	(10,193,560)	(267,229)	(6,493,119)	(165,617)	(2,181,178)	(163,278)	(2,132,417)
Total	(292,200)	$(10,022,759)	(254,897)	$(6,195,357)	10,648	$129,236	(97,514)	$(1,283,590)
Class 3
Shares sold	1,548,219	$48,751,668	2,327,207	$50,221,759	3,994,193	$52,163,055	3,510,073	$46,020,837
Reinvested dividends	—	—	—	—	1,489,056	19,402,397	843,654	10,376,948
Shares redeemed	(9,042,441)	(282,394,855)	(8,166,795)	(180,328,853)	(5,766,305)	(75,726,228)	(4,853,645)	(62,676,699)
Total	(7,494,222)	$(233,643,187)	(5,839,588)	$(130,107,094)	(283,056)	$(4,160,776)	(499,918)	$(6,278,914)
Net increase (decrease)	(9,121,045)	$(294,991,608)	(8,162,830)	$(192,968,623)	(8,517,343)	$(113,039,469)	(9,362,179)	$(121,120,587)
	SA Wellington Strategic Multi-Asset Portfolio
	Year Ended 12/31/24		Year Ended 12/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	44,521	$376,837	36,040	$284,435
Reinvested dividends	17,122	160,608	23,308	181,569
Shares redeemed	(171,919)	(1,548,992)	(265,497)	(2,111,439)
Total	(110,276)	$(1,011,547)	(206,149)	$(1,645,435)
Class 3
Shares sold	827,186	$7,503,415	1,526,388	$11,998,106
Reinvested dividends	176,250	1,639,123	236,888	1,831,145
Shares redeemed	(2,081,316)	(18,811,955)	(1,380,893)	(10,810,063)
Total	(1,077,880)	$(9,669,417)	382,383	$3,019,188
Net increase (decrease)	(1,188,156)	$(10,680,964)	176,234	$1,373,753

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 8 — Transactions with Affiliates
    At December 31, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Wellington Capital Appreciation	87.49%	4.29%	0.50%	0.11%	0.38%	0.33%	0.17%	1.68%	4.83%
SA Wellington Government and Quality Bond	49.39	2.66	0.37	1.65	1.02	1.83	1.36	11.61	30.09
SA Wellington Strategic Multi-Asset	90.92	7.34	1.21	—	—	—	—	—	—
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended December 31, 2024, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Wellington Capital Appreciation	$6,133,103	$—	$—
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 12/31/24
SA Wellington Capital Appreciation	2	$13,648	$36,775,000	6.68%	$—
SA Wellington Government and Quality Bond	1	264	1,425,000	6.68	—

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2024, none of the Portfolios participated in this program.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/20	$43.60	$(0.20)	$27.70	$27.50	$—	$(6.30)	$(6.30)	$64.80	64.53%	$873,694	0.74%	0.74%	(0.39)%	118%
12/31/21	64.80	(0.34)	4.29	3.95(3)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110(4)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
12/31/24	31.99	(0.15)	13.51	13.36	—	—	—	45.35	41.76	759,983	0.72	0.72	(0.38)	114
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89	0.89	(0.54)	118
12/31/21	60.34	(0.40)	4.02	3.62(3)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110(4)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
12/31/24	27.62	(0.18)	11.66	11.48	—	—	—	39.10	41.56	52,231	0.87	0.87	(0.53)	114
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99	0.99	(0.64)	118
12/31/21	57.50	(0.43)	3.83	3.40(3)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110(4)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
12/31/24	24.85	(0.19)	10.48	10.29	—	—	—	35.14	41.41	1,515,465	0.97	0.97	(0.63)	114
SA Wellington Government and Quality Bond Portfolio — Class 1
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57	0.57	1.59	41
12/31/21	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56	0.56	0.99	65
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
12/31/24	13.19	0.50	(0.35)	0.15	(0.52)	—	(0.52)	12.82	1.08	596,340	0.57	0.57	3.83	90(5)
SA Wellington Government and Quality Bond Portfolio — Class 2
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72	0.72	1.46	41
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
12/31/24	13.25	0.49	(0.36)	0.13	(0.50)	—	(0.50)	12.88	0.92	13,465	0.72	0.72	3.68	90(5)
SA Wellington Government and Quality Bond Portfolio — Class 3
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82	0.82	1.36	41
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107
12/31/24	13.16	0.47	(0.34)	0.13	(0.49)	—	(0.49)	12.80	0.90	527,808	0.82	0.82	3.58	90(5)

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	Excludes TBA transactions. Beginning with the period ended December 31, 2024, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.
Supplemental Ratios
Portfolio Turnover (including TBA transactions)	12/20	12/21	12/22	12/23	12/24
SA Wellington Government and Quality Bond Portfolio	N/A	N/A	N/A	N/A	166%
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/20	$8.48	$0.02	$1.51	$1.53	$(0.10)	$(0.12)	$(0.22)	$9.79	18.12%	$17,048	1.30%	0.86%	0.18%	105%
12/31/21	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	1.18	0.86	(0.01)	85
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
12/31/24	8.41	0.12	0.98	1.10	(0.12)	—	(0.12)	9.39	13.05	12,511	1.24	0.81	1.27	48
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.55	1.11	(0.09)	105
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63
12/31/24	8.34	0.09	0.97	1.06	(0.10)	—	(0.10)	9.30	12.67	154,675	1.49	1.06	1.03	48

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio
Opinions on the Financial Statements
    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio (three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
    These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
    We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
    Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
February 21, 2025
We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

    Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and distributions for the taxable year ended December 31, 2024.
    During the year ended December 31, 2024, the Portfolio paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Portfolio	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
SA Wellington Capital Appreciation Portfolio	$—	$—	$—	—%
SA Wellington Government and Quality Bond Portfolio	—	—	—	—
SA Wellington Strategic Multi-Asset Portfolio	—	—	—	26.99

SUNAMERICA SERIES TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    At a meeting held on October 9, 2024, the Board of Trustees (the “Board”) of SunAmerica Series Trust (the “Trust”), including the Trustees who are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Investment Advisory and Management Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) on behalf of the SA Wellington Capital Appreciation Portfolio, SA Wellington Government and Quality Bond Portfolio and SA Wellington Strategic Multi-Asset Portfolio (each, a “Portfolio” and collectively, the “Portfolios), and the Subadvisory Agreement between SunAmerica and Wellington Management Company LLP (“Wellington” or the “Subadviser”) with respect to the Portfolios.  The Advisory Agreement and Subadvisory Agreement are referred to together herein as the “Advisory Contracts.”
    In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts.  Those factors included:
(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;
(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadviser;
(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;
(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;
(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;
(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadviser and their affiliates; and
(7)	the fees paid by the Adviser to the Subadviser for managing the Portfolios.
    In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (c) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadviser.
    The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts.  The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.
    The Board received information regarding each Portfolio’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data.  The Board also received performance data and expense information prepared by management.  In addition, the Board considered the expenses and performance of SunAmerica and the Subadviser with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.
    Nature, Extent and Quality of Services.
    The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and the Subadviser.  In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily management of the Portfolios’ assets allocated to the Subadviser, subject to the Trustees’ oversight and control.  It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing subadvisers and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.
    The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent.  The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by the Portfolios and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolios.  The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.
    In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios.  The Board also considered the compensation program for SunAmerica’s investment professionals.
    With respect to the Subadviser, the Board noted that the Subadviser is responsible for providing investment management services on a day-to-day basis.  In such role, the Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities.  The Board reviewed the Subadviser’s history, structure and size, and investment experience.  The Board considered the Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.  The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and the Subadviser’s staff who are responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.
    The Board considered SunAmerica’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services.  The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products.  The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients.  The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.
    The Board also reviewed and considered SunAmerica’s and the Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios.  The Board considered SunAmerica’s and the Subadviser’s risk assessment and risk management processes.  The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadviser’s ability to provide services to the Trust.
    The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.
    Portfolio Fees and Expenses; Investment Performance.
    The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio.  Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.  It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length.  The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.  The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees that it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.
    To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management.  The Board also considered advisory fees received by the Adviser and the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.  Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors.  Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.
    The Trustees noted that the expense information as a whole was useful in assessing whether SunAmerica and the Subadviser were providing services at a cost that was competitive with other similar funds.  The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2024 from Broadridge and performance information as of June 30, 2024 from management.  On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and the Subadviser’s performance within the Portfolio.  The Board considered that management makes particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board.
    As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations.  It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.
•	SA Wellington Capital Appreciation Portfolio. The Board noted that both actual management fees and total were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.
•	SA Wellington Government and Quality Bond Portfolio. The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.
    The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and ten-year periods and below the medians for the three- and five-year periods.  The Board took account of management’s discussion of the Portfolio’s performance and noted that management has subjected the Portfolio to heightened monitoring.
•	SA Wellington Strategic Multi-Asset Portfolio. The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica has contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 35 basis points at each applicable breakpoint.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods.  The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods.  The Board took account of management’s discussion of the Portfolio’s performance.
    The Trustees noted that the expense and performance information as a whole was useful in assessing whether the Subadviser was providing services at a cost that was competitive with other similar funds.
    Cost of Services & Benefits Derived.
    With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Portfolios were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Portfolios did not impact the reasonableness of the advisory fee.  The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.
    In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant.  It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations.  In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolios.  The Board considered that the Life Companies receive financial support from SunAmerica for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of Corebridge Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives.  It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadviser.  In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
    The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.
    Profitability and Economies of Scale.
    The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s portfolios.  The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies.  The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.  In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.
    It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreement are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement.  The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length.  It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser.  Such factors include a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to the Subadviser in connection with its relationship with the Portfolios is therefore not a material factor in its consideration of the Subadvisory Agreement.
    The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale.  It was noted that the advisory fees of the Portfolios contain breakpoints that will reduce the fees paid by each Portfolio as its assets increase.  It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolios experiencing lower expenses than they otherwise would achieve if the Trust were a stand-alone entity.  The Board considered that management believed that the Portfolios’ existing fee schedules reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.  The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.
    The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates.  For similar reasons as stated above with respect to the Subadviser’s profitability and its costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolios are not a material factor in its consideration at this time.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited) — (continued)

    Terms of Advisory Contracts.
    The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadviser as discussed above.  The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica.  The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadviser out of the fees it receives from the Trust.  The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.  The Board also considered other terms and conditions of the Advisory Contracts.
    Conclusions.
    In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors.  Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadviser each possesses the capability and resources to perform the duties required of it under its respective Advisory Contract.
    Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that:  (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
 (07/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EXHIBIT 99.406.CODE OF ETHICS)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: February 28, 2025

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: February 28, 2025